UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Cash Reserve® Fund

June 30, 2010

	Principal
	Amount	Value
Agency Obligation – 2.44%
≠Federal Home Loan Bank 0.50% 10/19/10	$7,500,000	$7,499,641
Total Agency Obligation (cost $7,499,641)		7,499,641

Certificates of Deposit – 11.38%
Bank of Nova Scotia, Houston 0.30% 8/16/10	10,000,000	10,000,000
Barclays Bank New York 0.40% 8/18/10	10,000,000	10,000,000
Toronto Dominion Bank New York
0.25% 7/6/10	5,000,000	5,000,000
•0.30% 7/13/10	5,000,000	5,000,000
•0.40% 5/19/11	5,000,000	5,000,000
Total Certificates of Deposit (cost $35,000,000)		35,000,000

Commercial Paper – 67.66%
Colleges & Universities – 20.04%
≠Brown University
0.32% 7/6/10	5,000,000	4,999,778
0.32% 8/3/10	3,750,000	3,748,900
≠Cornell University
0.26% 7/13/10	4,000,000	3,999,653
0.30% 8/4/10	5,000,000	4,998,583
≠Dartmouth College 0.25% 8/12/10	1,400,000	1,399,592
Emory University
0.25% 7/14/10	5,000,000	5,000,000
0.35% 8/18/10	5,000,000	5,000,000
≠University of Chicago
0.30% 7/13/10	2,000,000	1,999,800
0.30% 7/15/10	5,000,000	4,999,417
0.30% 7/20/10	6,000,000	5,999,050
0.40% 8/5/10	2,000,000	1,999,222
University of Texas 0.27% 8/4/10	5,000,000	5,000,000
≠Vanderbilt University 0.25% 7/6/10	7,500,000	7,499,741
Yale University 0.24% 7/1/10	5,000,000	5,000,000
		61,643,736
Consumer Products – 1.63%
≠Procter & Gamble International Funding 0.24% 7/6/10	5,000,000	4,999,833
		4,999,833
Financial Services – 19.50%
≠Allianz Finance
0.33% 8/5/10	7,500,000	7,497,594
0.35% 9/7/10	7,500,000	7,495,042
≠American Honda Finance 0.39% 9/21/10	7,500,000	7,493,338
≠ANZ National International 0.446% 9/23/10	7,500,000	7,492,213
≠Eksportfinans 0.18% 7/1/10	15,000,000	14,999,999
≠Novartis Finance 0.08% 7/1/10	15,000,000	14,999,999
		59,978,185
Industrial – 10.73%
≠Hewlett-Packard
0.21% 7/26/10	5,000,000	4,999,271
0.23% 7/19/10	5,000,000	4,999,425
Northern Illinois Gas 0.13% 7/1/10	15,000,000	15,000,000
≠Philip Morris International 0.26% 7/29/10	3,000,000	2,999,393
≠Total Capital Canada 0.27% 7/15/10	5,000,000	4,999,475
		32,997,564
Mortgage Bankers & Brokers – 14.14%
≠Bank of Montreal 0.20% 7/2/10	15,000,000	14,999,916
BNP Paribas Finance 0.03% 7/1/10	2,350,000	2,350,000
≠HSBC USA 0.24% 8/6/10	3,000,000	2,999,280
Skandinav Enskilda Bank 0.55% 7/1/10	13,125,000	13,125,000
≠Westpac Securities New Zealand 0.25% 7/6/10	10,000,000	9,999,653
		43,473,849
Pharmaceuticals – 1.62%
≠Johnson & Johnson 0.20% 8/5/10	5,000,000	4,999,028
		4,999,028
Total Commercial Paper (cost $208,092,195)		208,092,195

Corporate Bonds – 2.89%
Banking – 1.84%
Bank of America 4.25% 10/1/10	180,000	181,547
Citigroup 4.625% 8/3/10	1,500,000	1,504,453
Goldman Sachs Group 6.875% 1/15/11	1,352,000	1,397,651
JPMorgan Chase 6.75% 2/1/11	2,000,000	2,066,021
PNC Funding 5.125% 12/14/10	500,000	510,182
		5,659,854
Consumer Products – 0.81%
Wal-Mart Stores 4.125% 7/1/10	2,500,000	2,500,000
		2,500,000
Pharmaceuticals – 0.24%
Genentech 4.40% 7/15/10	525,000	525,823
Wyeth 6.95% 3/15/11	200,000	209,009
		734,832
Total Corporate Bonds (cost $8,894,686)		8,894,686

•Municipal Bonds – 15.79%
Catholic Health Initiatives 0.40% 8/25/10	5,000,000	5,000,000
Connecticut Health & Education Facilities Authority Yale University Series 0.27% 8/10/10	4,160,000	4,160,000
Delaware River Port Authority Pennsylvania & New Jersey Revenue Refunding Series C
0.26% 1/1/26	5,000,000	5,000,000
Harrisonburg, Virginia Redevelopment & Housing Authority Multi-Family Housing Revenue Refunding
(Amberton Apartments) Series A 0.42% 5/1/26 (LOC - Bank of America N.A.)	3,500,000	3,500,000
Maryland State Health & Higher Education Facilities Authority Revenue (Pooled Loan
Program) Series B 0.23% 4/1/35 (LOC - JP Morgan Chase Bank)	7,500,000	7,500,000
Massachusetts Health & Education Facilities Authority (Harvard University)
0.25% 7/1/10	5,000,000	5,000,000
0.27% 8/11/10	4,000,000	4,000,000
Metropolitan Government Nashville & Davidson County, Tennessee Health & Education
Facilities Board Revenue Refunding (Vanderbilt University) Series A 0.23% 7/1/18	600,000	600,000
Nassau Health Care New York Revenue 0.35% 8/1/29 (LOC-Wachovia Bank N.A.)	8,650,000	8,650,000
New York, New York City Health & Hospital Revenue Health System Series E
0.19% 2/15/26 (LOC - JP Morgan Chase Bank)	5,135,000	5,135,000
Total Municipal Bonds (cost $48,545,000)		48,545,000

Total Value of Securities – 100.16%
(cost $308,031,522)©		308,031,522
Liabilities Net of Receivables and Other Assets (See Notes) – (0.16%)		(495,663)
Net Assets Applicable to 307,866,809 Shares Outstanding – 100.00%		$307,535,859

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of June 30, 2010. Interest rates reset periodically.
©Also the cost for federal income tax purposes.

LOC – Letter of Credit

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve – Delaware Cash Reserve Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (March 31, 2007 – March 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
For federal income tax purposes, at March 31, 2010, capital loss carryforwards of $331,723 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2010:

Level 2
Agency, Asset-Backed and
Mortgage-Backed Securities	$7,499,641
Corporate Debt	8,894,686
Municipal Bonds	30,385,000
Short-Term	261,252,195
Total	$308,031,522

There were no Level 1 or Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of June 30, 2010, there were no Section 4(2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined no material events or transactions occurred subsequent to June 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: